Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2018
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief Financial Officer (“CFO”), Rongfeng Cui’s brother
Rongjie Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui’s brother
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Principal shareholder, Rongfeng Cui’s wife
Runrang Cui [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm
Xiaomei Wang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongbing Cui’s wife
A group of individuals [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A group of shareholders hold more than 10% of the voting interest of the Company
Wenbin Pang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Financial Director of the Company
Yan Fu [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Former Sales Vice President
Jichang Zhang [Member]
Related Party Transaction [Line Items]
Nature of Relationship	General manager
Fucheng Sun [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Chief R&D Officer
Qingdao Kangkang Pet Supplies Co., Ltd. ("Kangkang") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Rongfeng Cui, through owning 85% of its equity interest
Tide (Shanghai) Industrial Co. Ltd. ("Tide") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Qingdao Like Pet Supplies Co., Ltd. ("Like") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.
Qingdao Like Electronic Commerce Co., Ltd. ("Like E-commerce") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Rongfeng Cui was the former supervisor and shareholder, still has significant influence on Like.
Qingdao Saike Environmental Technology Co., Ltd. ("Saike") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Owned by Rongfeng Cui and Yanjuan Wang
Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm") [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Rongfeng Cui’s father
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A European company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018
TDH JAPAN [Member]
Related Party Transaction [Line Items]
Nature of Relationship	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018
Qingdao Yinhe Jiutian Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Solely owned by Rongbing Cui
Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Solely owned by Xiaomei Wang
Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Noncontrolling shareholder of Yichong
Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”) [Member]
Related Party Transaction [Line Items]
Nature of Relationship	Controlled by Anqi Zhou, a close relative of Rongfeng Cui